Sources of finance - Analysis of Future Anticipated Cash Flows Related of Financial Derivatives (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 615.9	£ 1,376.2
Future anticipated cash flows, Financial assets	44.0	632.5
Trade and Other Payable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	113.6	229.3
Future anticipated cash flows, Financial assets	44.0	124.6
Trade and Other Payable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	17.5	50.0
Future anticipated cash flows, Financial assets		11.8
Trade and Other Payable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	11.8	688.4
Future anticipated cash flows, Financial assets		11.5
Trade and Other Payable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	11.6	408.5
Future anticipated cash flows, Financial assets		11.6
Trade and Other Payable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	11.6
Future anticipated cash flows, Financial assets		11.6
Trade and Other Payable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	449.8
Future anticipated cash flows, Financial assets		461.4
Trade and other receivable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	593.4	1,359.1
Future anticipated cash flows, Financial assets	45.0	644.8
Trade and other receivable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	107.8	221.9
Future anticipated cash flows, Financial assets	45.0	120.6
Trade and other receivable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	10.9	45.3
Future anticipated cash flows, Financial assets		6.5
Trade and other receivable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	6.2	685.3
Future anticipated cash flows, Financial assets		6.4
Trade and other receivable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	6.1	406.6
Future anticipated cash flows, Financial assets		6.5
Trade and other receivable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	6.1
Future anticipated cash flows, Financial assets		6.6
Trade and other receivable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 456.3
Future anticipated cash flows, Financial assets		£ 498.2